TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	8

The 2017 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (Unaudited)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
IV	Inflation Managed Class I *	39,645	$397,394	$408,746
VII	Main Street® Core Class I *	359,504	6,000,217	13,024,824
X	Managed Bond Class I *	310,022	3,264,523	3,900,193
XI	High Yield Bond Class I *	11,169	62,441	87,155
XII	Equity Index Class I *	24,178	483,727	1,366,592
XIII	International Value Class I *	27,240	251,085	320,423
XIV	Growth Class I *	84,808	1,133,153	2,138,516
	Fidelity® Variable Insurance Products Funds
XV	Fidelity VIP Government Money Market Service Class	593,185	593,185	593,185

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII
ASSETS
Investments in mutual funds, at value	$408,746	$13,024,824	$3,900,193	$87,155	$1,366,592	$320,423
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	12
Investments sold	14	100,442	132	3	46	11
Total Assets	408,760	13,125,266	3,900,325	87,158	1,366,638	320,446
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6	100,303	38	1	36	—
Total Liabilities	6	100,303	38	1	36	—
NET ASSETS	$408,754	$13,024,963	$3,900,287	$87,157	$1,366,602	$320,446
Units Outstanding	95,186	2,061,507	1,256,940	29,119	239,013	197,888
Accumulation Unit Value	$4.29	$6.32	$3.10	$2.99	$5.72	$1.62
Cost of Investments	$397,394	$6,000,217	$3,264,523	$62,441	$483,727	$251,085

	XIV	XV
ASSETS
Investments in mutual funds, at value	$2,138,516	$593,185
Receivables:
Investments sold	72	20
Total Assets	2,138,588	593,205
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	66	37
Total Liabilities	66	37
NET ASSETS	$2,138,522	$593,168
Units Outstanding	346,194	61,487
Accumulation Unit Value	$6.18	$9.65
Cost of Investments	$1,133,153	$593,185

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	2,439	77,158	23,848	536	7,892	1,848
Operating expenses	82	2,594	802	18	266	62
Total Expenses	2,521	79,752	24,650	554	8,158	1,910
Net Investment Income (Loss)	(2,521)	(79,752)	(24,650)	(554)	(8,158)	(1,910)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	87	403,731	48,263	2,040	5,646	555
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	87	403,731	48,263	2,040	5,646	555
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,239	786,076	74,249	2,015	109,911	31,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,805	$1,110,055	$97,862	$3,501	$107,399	$30,228

	XIV	XV
INVESTMENT INCOME
Dividends (1)	$—	$1,188
EXPENSES
Mortality and expense risk	12,125	3,598
Operating expenses	407	121
Total Expenses	12,532	3,719
Net Investment Income (Loss)	(12,532)	(2,531)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,696	—
Capital gain distributions (1)	—	—
Realized Gain (Loss) on Investments	5,696	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	318,118	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,282	$(2,531)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	IV		VII		X
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,521)	$(5,421)	$(79,752)	$(150,625)	$(24,650)	$(52,850)
Realized gain (loss) on investments	87	(1,242)	403,731	379,492	48,263	45,611
Change in net unrealized appreciation (depreciation) on investments	5,239	22,883	786,076	1,002,953	74,249	79,633
Net Increase (Decrease) in Net Assets Resulting from Operations	2,805	16,220	1,110,055	1,231,820	97,862	72,394
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	2,880	19,371	2,880	5,177
Transfers between variable and fixed accounts, net	16,172	(19,473)	(177,514)	(37,916)	(59,358)	(5,417)
Contract benefits and terminations	(4,735)	(46,355)	(604,985)	(873,372)	(247,812)	(309,257)
Contract charges and deductions	—	(223)	—	(7,514)	—	(2,994)
Other	1	4	55	177	(1)	67
Net Increase (Decrease) in Net Assets Derived from Account Transactions	11,438	(66,047)	(779,564)	(899,254)	(304,291)	(312,424)
NET INCREASE (DECREASE) IN NET ASSETS	14,243	(49,827)	330,491	332,566	(206,429)	(240,030)
NET ASSETS
Beginning of Year or Period	394,511	444,338	12,694,472	12,361,906	4,106,716	4,346,746
End of Year or Period	$408,754	$394,511	$13,024,963	$12,694,472	$3,900,287	$4,106,716

	XI		XII		XIII
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(554)	$(1,200)	$(8,158)	$(16,038)	$(1,910)	$(4,941)
Realized gain (loss) on investments	2,040	1,722	5,646	128,805	555	(21,506)
Change in net unrealized appreciation (depreciation) on investments	2,015	12,372	109,911	15,811	31,583	27,004
Net Increase (Decrease) in Net Assets Resulting from Operations	3,501	12,894	107,399	128,578	30,228	557
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	4,650	1,395	6,878	(85,351)	30,443	(73,207)
Contract benefits and terminations	(14,076)	(13,572)	(8,401)	(152,365)	(12,043)	(106,436)
Contract charges and deductions	—	(121)	—	(473)	—	(448)
Other	—	2	25	4	1	1,833
Net Increase (Decrease) in Net Assets Derived from Account Transactions	(9,426)	(12,296)	(1,498)	(238,185)	18,401	(178,258)
NET INCREASE (DECREASE) IN NET ASSETS	(5,925)	598	105,901	(109,607)	48,629	(177,701)
NET ASSETS
Beginning of Year or Period	93,082	92,484	1,260,701	1,370,308	271,817	449,518
End of Year or Period	$87,157	$93,082	$1,366,602	$1,260,701	$320,446	$271,817

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016
	XIV		XV
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(12,532)	$(22,458)	$(2,531)	$(6,742)
Realized gain (loss) on investments	5,696	85,149	—	—
Change in net unrealized appreciation (depreciation) on investments	318,118	(45,683)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	311,282	17,008	(2,531)	(6,742)
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	—	—
Transfers between variable and fixed accounts, net	12,405	33,855	—	79,511
Contract benefits and terminations	(51,020)	(124,732)	(21,385)	(35,370)
Contract charges and deductions	—	(1,027)	—	(555)
Other	(41)	1,419	2	1
Net Increase (Decrease) in Net Assets Derived from Account Transactions	(38,656)	(90,485)	(21,383)	43,587
NET INCREASE (DECREASE) IN NET ASSETS	272,626	(73,477)	(23,914)	36,845
NET ASSETS
Beginning of Year or Period	1,865,896	1,939,373	617,082	580,237
End of Year or Period	$2,138,522	$1,865,896	$593,168	$617,082

(1) Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
IV
01/01/2017 - 06/30/2017 (Unaudited)	$4.29	95,186	$408,754	0.00%	1.23%	0.69%
2016	4.26	92,507	394,511	0.00%	1.23%	3.84%
2015	4.11	108,189	444,338	0.00%	1.24%	(4.25)%
2014	4.29	140,039	600,699	0.00%	1.24%	1.84%
2013	4.21	153,961	648,487	0.00%	1.24%	(10.04)%
2012	4.68	158,467	741,958	2.38%	1.23%	8.52%
VII
01/01/2017 - 06/30/2017 (Unaudited)	$6.32	2,061,507	$13,024,963	0.00%	1.23%	8.95%
2016	5.80	2,189,039	12,694,472	0.00%	1.23%	10.46%
2015	5.25	2,354,713	12,361,906	0.00%	1.24%	2.08%
2014	5.14	2,673,728	13,750,532	0.00%	1.24%	9.45%
2013	4.70	2,953,123	13,876,153	0.00%	1.24%	30.15%
2012	3.61	3,333,597	12,035,711	0.99%	1.23%	15.59%
X
01/01/2017 - 06/30/2017 (Unaudited)	$3.10	1,256,940	$3,900,287	0.00%	1.23%	2.47%
2016	3.03	1,356,140	4,106,716	0.00%	1.23%	1.62%
2015	2.98	1,458,642	4,346,746	0.00%	1.24%	(0.68)%
2014	3.00	1,629,100	4,887,783	0.00%	1.24%	3.15%
2013	2.91	1,773,510	5,158,762	0.00%	1.24%	(3.41)%
2012	3.01	2,114,674	6,368,336	4.97%	1.23%	9.37%
XI
01/01/2017 - 06/30/2017 (Unaudited)	$2.99	29,119	$87,157	0.00%	1.23%	3.86%
2016	2.88	32,298	93,082	0.00%	1.23%	13.96%
2015	2.53	36,570	92,484	0.00%	1.24%	(5.81)%
2014	2.69	38,980	104,664	0.00%	1.24%	(0.86)%
2013	2.71	50,104	135,705	0.00%	1.24%	5.93%
2012	2.56	55,427	141,723	6.88%	1.23%	13.89%
XII
01/01/2017 - 06/30/2017 (Unaudited)	$5.72	239,013	$1,366,602	0.00%	1.23%	8.51%
2016	5.27	239,255	1,260,701	0.00%	1.23%	10.25%
2015	4.78	286,708	1,370,308	0.00%	1.24%	(0.11)%
2014	4.78	303,834	1,453,700	0.00%	1.24%	11.99%
2013	4.27	313,341	1,338,718	0.00%	1.24%	30.30%
2012	3.28	355,964	1,167,204	2.05%	1.23%	14.52%
XIII
01/01/2017 - 06/30/2017 (Unaudited)	$1.62	197,888	$320,446	0.00%	1.23%	10.40%
2016	1.47	185,316	271,817	0.00%	1.23%	1.72%
2015	1.44	311,738	449,518	0.00%	1.24%	(3.84)%
2014	1.50	364,448	546,486	0.00%	1.24%	(11.65)%
2013	1.70	371,558	630,593	0.00%	1.24%	20.18%
2012	1.41	423,214	597,633	3.27%	1.23%	16.37%
XIV
01/01/2017 - 06/30/2017 (Unaudited)	$6.18	346,194	$2,138,522	0.00%	1.23%	16.76%
2016	5.29	352,675	1,865,896	0.00%	1.23%	0.97%
2015	5.24	370,106	1,939,373	0.00%	1.24%	6.14%
2014	4.94	416,596	2,056,738	0.00%	1.24%	7.53%
2013	4.59	485,739	2,230,065	0.00%	1.24%	32.56%
2012	3.46	524,945	1,818,110	0.89%	1.23%	16.79%
XV
01/01/2017 - 06/30/2017 (Unaudited)	$9.65	61,487	$593,168	0.39%	1.23%	(0.42)%
2016	9.69	63,700	617,082	0.11%	1.23%	(1.12)%
2015	9.80	59,229	580,237	0.01%	1.24%	(1.22)%
04/30/2014 - 12/31/2014	9.92	64,205	636,771	0.01%	1.24%	(0.82)%

See Notes to Financial Statements	See explanation of references on page 7

Explanation of References for Financial Highlights on page 6

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)         Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2017, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance  company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of  changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2017, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Funds’ Investment Adviser for fund expenses in excess of stated expense limitations. For the period ended June 30, 2017, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the period ended June 30, 2017.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2017, were as follows:

Variable Accounts	Purchases	Sales
IV	$21,752	$12,835
VII	18,168	877,537
X	23,421	352,388
XI	4,631	14,612
XII	38,653	48,309
XIII	30,681	14,192
XIV	49,032	100,222
XV	1,188	25,103

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2017 and for the year ended December 31, 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
IV	5,094	(2,415)	2,679	82	(15,764)	(15,682)
VII	1,489	(129,021)	(127,532)	10,607	(176,281)	(165,674)
X	3,959	(103,159)	(99,200)	3,362	(105,864)	(102,502)
XI	1,577	(4,756)	(3,179)	530	(4,802)	(4,272)
XII	1,269	(1,511)	(242)	1,710	(49,163)	(47,453)
XIII	20,529	(7,957)	12,572	2,474	(128,896)	(126,422)
XIV	2,490	(8,971)	(6,481)	17,518	(34,949)	(17,431)
XV	—	(2,213)	(2,213)	15,766	(11,295)	4,471

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 1211-17A